Debt and Credit Agreements (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Hydro One's Consolidated Committed, Unsecured and Unused Credit Facilities

At December 31, 2015, Hydro One’s consolidated committed, unsecured and unused credit facilities totalling $2.3 billion consisted of the following:

(millions of Canadian dollars)	Maturity	Amount
Revolving standby credit facility	June 2020	1,500
Three-year senior, revolving term credit facility	October 2018	800

Total		2,300

Schedule of Outstanding Long-Term Debt

The following table presents the outstanding long-term debt at December 31, 2015 and 2014:

December 31 (millions of Canadian dollars)	2015	2014
2.95% Series 21 notes due 2015[1]	—	500
Floating-rate Series 22 notes due 2015[2]	—	50
4.64% Series 10 notes due 2016	450	450
Floating-rate Series 27 notes due 2016[2]	50	50
5.18% Series 13 notes due 2017	600	600
2.78% Series 28 notes due 2018	750	750
Floating-rate Series 31 notes due 2019[2]	228	228
4.40% Series 20 notes due 2020	300	300
1.62% Series 33 notes due 2020[1]	350	–
3.20% Series 25 notes due 2022	600	600
7.35% Debentures due 2030	400	400
6.93% Series 2 notes due 2032	500	500
6.35% Series 4 notes due 2034	385	385
5.36% Series 9 notes due 2036	600	600
4.89% Series 12 notes due 2037	400	400
6.03% Series 17 notes due 2039	300	300
5.49% Series 18 notes due 2040	500	500
4.39% Series 23 notes due 2041	300	300
6.59% Series 5 notes due 2043	315	315
4.59% Series 29 notes due 2043	435	435
4.17% Series 32 notes due 2044	350	350
5.00% Series 11 notes due 2046	325	325
4.00% Series 24 notes due 2051	225	225
3.79% Series 26 notes due 2062	310	310
4.29% Series 30 notes due 2064	50	50

	8,723	8,923
Add: Unrealized mark-to-market loss[1]	1	2
Less: Long-term debt payable within one year	(500)	(552)

Long-term debt	8,224	8,373

[1]	The unrealized mark-to-market loss relates to $50 million of the Series 33 notes due 2020 (2014 – $250 million of the Series 21 notes due 2015). The unrealized mark-to-market loss is offset by a $1 million (2014 – $2 million) unrealized mark-to-market gain on the related fixed-to-floating interest-rate swap agreements, which are accounted for as fair value hedges. See Note 13 – Fair Value of Financial Instruments and Risk Management for details of fair value hedges.
[2]	The interest rates of the floating-rate notes are referenced to the 3-month Canadian dollar bankers’ acceptance rate, plus a margin.